Consolidated Balance Sheets (USD $)	Dec. 31, 2012 Series A Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]
Assets
Cash & cash equivalents			$ 123,040,000	$ 143,351,000
Accounts receivable, net of allowance for doubtful accounts of $10,113 and $8,831 at December 31, 2013 and 2012, respectively			140,525,000	138,970,000
Inventories			89,618,000	76,093,000
Prepaid expenses & other current assets			30,269,000	16,115,000
Total current assets			383,452,000	374,529,000
Property, plant & equipment, net			136,166,000	100,391,000
Goodwill			989,808,000	476,232,000
Intangible assets, net			720,302,000	251,772,000
Other assets			30,426,000	30,993,000
Total assets			2,260,154,000	1,233,917,000
Liabilities & Stockholders' Equity
Accounts payable			56,156,000	53,416,000
Accrued salaries, wages and employee benefits			22,656,000	14,289,000
Accrued interest			143,000	6,985,000
Current installments of long-term debt			7,958,000	26,819,000
Accrued income taxes payable			6,669,000	4,443,000
Accrued expenses and other current liabilities			26,091,000	22,194,000
Total current liabilities			119,673,000	128,146,000
Long-term debt			744,291,000	693,821,000
Long-term retirement benefits, less current portion			25,129,000	54,207,000
Long-term deferred income taxes			169,800,000	49,411,000
Long-term contingent consideration			34,800,000
Other long-term liabilities			30,387,000	35,895,000
Total liabilities			1,124,080,000	961,480,000
Redeemable 401(k) plan interest			20,972,000
Stockholders' Equity
Preferred shares	525,027,000	0	0
Common shares			0	50,000,000
Additional paid-in capital			1,212,038,000	2,318,000
Accumulated deficit			(194,222,000)	(273,086,000)
Accumulated other comprehensive income (loss)			1,265,000	(30,270,000)
Less: Treasury stock, at stock (856 Predecessor 9% Series A cumulative preferred shares and 417,064 Predecessor common shares at December 31, 2012)				(1,264,000)
Total stockholders equity			1,019,081,000	272,725,000
Non-controlling interests			96,021,000	(288,000)
Total equity			1,115,102,000	272,437,000
Total liabilities, redeemable 401(k) plan interest and stockholders equity			$ 2,260,154,000	$ 1,233,917,000